INCOME TAXES - COMPONENTS OF DEFERRED TAX ASSETS AND LIABILITIES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Tax Credit Carryforward [Line Items]
Gross deferred tax assets	$ 83.6	$ 85.9
Statutory valuation allowance adjustment	0.0	0.0
Adjusted gross deferred tax assets	83.6	85.9
Deferred tax assets nonadmitted	53.1	59.2
Subtotal net admitted deferred tax asset	30.5	26.7
Deferred tax liabilities	11.5	10.1
Net admitted deferred tax assets/(net deferred tax liability)	19.0	16.6
Change
Gross deferred tax assets	(2.3)
Statutory valuation allowance adjustment	0.0
Adjusted gross deferred tax assets	(2.3)
Deferred tax assets nonadmitted	(6.1)
Subtotal net admitted deferred tax asset	3.8
Deferred tax liabilities	1.4
Net admitted deferred tax assets/(net deferred tax liability)	2.4
Ordinary
Tax Credit Carryforward [Line Items]
Gross deferred tax assets	80.6	83.3
Statutory valuation allowance adjustment	0.0	0.0
Adjusted gross deferred tax assets	80.6	83.3
Deferred tax assets nonadmitted	50.1	56.6
Subtotal net admitted deferred tax asset	30.5	26.7
Deferred tax liabilities	2.7	3.2
Net admitted deferred tax assets/(net deferred tax liability)	27.8	23.5
Change
Gross deferred tax assets	(2.7)
Statutory valuation allowance adjustment	0.0
Adjusted gross deferred tax assets	(2.7)
Deferred tax assets nonadmitted	(6.5)
Subtotal net admitted deferred tax asset	3.8
Deferred tax liabilities	(0.5)
Net admitted deferred tax assets/(net deferred tax liability)	4.3
Capital
Tax Credit Carryforward [Line Items]
Gross deferred tax assets	3.0	2.6
Statutory valuation allowance adjustment	0.0	0.0
Adjusted gross deferred tax assets	3.0	2.6
Deferred tax assets nonadmitted	3.0	2.6
Subtotal net admitted deferred tax asset	0.0	0.0
Deferred tax liabilities	8.8	6.9
Net admitted deferred tax assets/(net deferred tax liability)	(8.8)	$ (6.9)
Change
Gross deferred tax assets	0.4
Statutory valuation allowance adjustment	0.0
Adjusted gross deferred tax assets	0.4
Deferred tax assets nonadmitted	0.4
Subtotal net admitted deferred tax asset	0.0
Deferred tax liabilities	1.9
Net admitted deferred tax assets/(net deferred tax liability)	$ (1.9)